Accounts receivable, net - Schedule of Receivables (Details) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022
Receivables [Abstract]
Accounts receivable, gross	€ 4,334.1	€ 5,327.9
Allowance for credit losses	0.0	(4.1)
Accounts receivable, net	€ 4,334.1	€ 5,323.8